Related Party Transactions Disclosure	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Notes
Related Party Transactions Disclosure

NOTE 2 - RELATED PARTY TRANSACTIONS

Amounts due to related parties, other than advances and notes payable to related parties (Note 7) at November 30, 2020, and at May 31, 2020:

	November 30, 2020	May 31, 2020
Due to the Chief Executive Officer (“CEO”)	$109,200	$103,200
Due to the Chief Financial Officer (“CFO”)	7,966	9,533
Due to the Vice President (“VP”), Technology and Operations	-	34,219
Due (from) the Vice President (“VP”), Technology and Operations	3,424	-
Due to a company controlled by the Chief Operating Officer (“COO”)(1)	618,122	n/a
Due to a major shareholder	-	86,786
Due to a company controlled by the COO and major shareholder	2,250	n/a
Due to a company of which the COO is a director of	123	n/a
Due to related parties	$734,237	$233,738

(1)John da Costa was appointed Director and Chief Operating Officer of the Company on June 8, 2020, as of that date any company controlled by Mr. Da Costa is considered to be a related entity.

The amounts due to related parties are unsecured, due on demand and bear no interest.

During the six-month periods ended November 30, 2020 and 2019, the Company had the following transactions with related parties:

	November 30, 2020	November 30, 2019
Management fees incurred to the CEO	$6,000	$21,600
Management fees incurred to the CFO	13,500	6,000
Consulting fees incurred to the VP, Technology and Operations	22,337	22,593
Consulting fees incurred to the company controlled by the COO	77,378	n/a
Royalty incurred to the company of which the COO is a director of	53	n/a
Total transactions with related parties	$119,268	$50,193

NOTE 3 - RELATED PARTY TRANSACTIONS

Amounts due to related parties, other than notes payable to related parties (Note 9) at May 31, 2020 and 2019:

	May 31, 2020	May 31, 2019
Due to the Chief Executive Officer (“CEO”)	$103,200	$75,600
Due to the Chief Financial Officer (“CFO”)	9,533	33,507
Due to the Vice President (“VP”), Technology and Operations	34,219	54,999
Due to the former Chief Medical Officer(1)	n/a	81,059
Due to the former CEO and director (1)	n/a	51,746
Due to the former VP, Corporate Strategy and 10% shareholder	86,786	86,777
Due to related parties	$233,738	$383,688

(1)The amounts due to former CEO and former Chief Medical Officer have been reclassified to accounts payable, as both persons were not related to the Company as at May 31, 2020.

The amounts due to related parties are unsecured, due on demand and bear no interest.

During the years ended May 31, 2020 and 2019, the Company had the following transactions with related parties:

	May 31, 2020	May 31, 2019
Management fees to the CEO	$27,600	$43,200
Management fees to the CFO	12,000	12,000
Consulting fees to the VP, Technology and Operations	45,291	49,336
Interest accrued on loans from a major shareholder (Note 9)	8,423	15,312
Financing expenses to the Company’s major shareholder	-	233,978
Total transactions with related parties	$93,314	$353,826